Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Supplemental Cash Flow Information [Abstract]
Interest (net of capitalized interest)	$ 131	$ 80	$ 52
Income taxes	820	687	403
Income tax refunds received	(54)	(219)	(146)
Cash tax payments, net	$ 766	$ 468	$ 257